Impairment Charge - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (924,176,572)	$ (437,075,870)	$ (365,358,622)
Direct charge offs	(12,557,135)	(13,744,145)	(20,708,706)
Total	$ (936,733,707)	$ (450,820,015)	$ (386,067,328)